Fathom OpCo Predecessor Period Acquisitions - PPC - Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 1,189,464	$ 83,113		$ 63,215	$ 33,007
P P C [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			$ 162
Accounts receivable, net			899
Inventory			480
Fixed assets, net			2,413
Intangible assets			14,200
Total assets acquired			18,154
Accounts payable			148
Accrued expenses			79
Total liabilities assumed			227
Total identifiable net assets			17,927
Goodwill			$ 7,794